Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Receivables [Abstract]
Advances to suppliers	$ 184	$ 136
Government authorities	3,183	2,030
Prepaid expense	1,130	829
Other receivables	342	693
Total other receivables	$ 4,839	$ 3,688